Subsequent Events (Details) - Subsequent Event [Member] - $ / shares	Apr. 23, 2025	Apr. 05, 2025
Subsequent Events [Line Items]
Price per share	$ 1
Business days	30 days
Consecutive business days	10 days
Common Stock [Member]
Subsequent Events [Line Items]
Price per share	$ 1
Common Stock [Member] | Maximum [Member]
Subsequent Events [Line Items]
Common stock, shares authorized		400,000,000
Common Stock [Member] | Minimum [Member]
Subsequent Events [Line Items]
Common stock, shares authorized		100,000,000